LORD ABBETT SERIES FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

January 29, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-4720

Re:	Lord Abbett Series Fund, Inc. (the “Registrant”)
1933 Act File No. 033-31072
1940 Act File No. 811-05876

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the U.S. Securities and Exchange Commission is Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to add Short Duration Income Portfolio (the “New Fund”) as a new series of the Registrant. The New Fund will be offered solely to separate accounts of insurance companies sponsoring variable insurance products, and its investment objective and policies will be identical to those of Lord Abbett Short Duration Income Fund, a series of Lord Abbett Investment Trust.

Before the designated effective date of April 14, 2014, the Registrant intends to file another post-effective amendment that will update certain financial and other information contained in the Registration Statement.

Any communication relating to this filing should be directed to Brooke Fapohunda at (201) 827-2279 or the undersigned at (201) 827-2225.

Sincerely,

/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary